Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt
Summary of long-term debt

(Thousands)	September 30, 2022	December 31, 2021
Term loan facility	$175,000	$—
Prior term loan facility	—	235,668
Prior ABL facility	—	51,890
International trade finance lines	61,806	4,510
International notes payable	4,617	3,126
Other loans	7	25
Total debt	241,430	295,219
Unamortized debt costs	(2,942)	(4,910)
Current maturities of long-term debt	(12,011)	(8,735)
Short-term debt	(61,806)	(4,510)
Long-term debt, net	$164,671	$277,064

(Thousands)	December 31, 2021	December 31, 2020
Term loan	$235,668	$238,990
ABL facility	51,890	39,757
International trade finance lines	4,510	6,447
International notes payable	3,126	3,321
Other loans	25	103
Total debt	295,219	288,618
Unamortized debt costs	(4,910)	(4,800)
Current maturities of long-term debt	(8,735)	(6,108)
Short-term debt	(4,510)	(6,447)
Long-term debt, net	$277,064	$271,263